Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Present value of future cash flows of one bank loan	$ 1,403,581	$ 1,417,430
Carrying amount	1,404,425	1,418,336
Accumulated loss from derivatives designated as Hedging Instruments	11,334	$ 10,290
Present value of long-term debt
Present value of future cash flows of one bank loan	36,566
Carrying amount of long-term debt
Carrying amount	$ 37,410